CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 35,283	$ 122,985	$ 9,383
Accounts Receivable	32,062	50,294	0
Inventories	96,792	97,605	0
Prepaid Expense and other assets	66,267	30,148	8,126
Total Current Assets	230,404	301,032	17,509
Fixed Assets, net	4,143	4,600	6,831
Intangibles, net	140,588	140,588	141,532
Total Assets	375,135	446,220	165,872
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current portion of long-term debt (See Note 8)			10,267
Current portion of convertible debt, net of discounts of $0 and $28,741 (See Notes 6 and 9)	1,206,082	1,055,559	56,000
Accounts payable	663,481	731,135	768,720
Accrued expenses	577,926	566,574	498,707
Total Current Liabilities	2,447,489	2,353,268	1,333,694
Long-term debt and convertible debt, net of discounts of $0 and $16,446 (See Note 6)	89,300	630,153	1,006,789
Liability for equity-linked financial instruments (See Note 8)	106,466	166,063	14,946
Stockholders' Deficit:
Common stock value	673,160	320,740	140,023
Additional paid-in capital	11,776,818	8,844,952	5,052,497
Deficit accumulated during development stage	(14,718,098)	(11,868,956)	(7,382,077)
Total Stockholders' Deficit	(2,268,120)	(2,703,264)	(2,189,557)
Total Liabilities and Stockholders' Deficit	$ 375,135	$ 446,220	$ 165,872